COMMITMENTS AND CONTINGENCIES	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES

Note 7.    Commitments and Contingencies

Operating Leases

In December 2021, the Predecessor entered into a three-year non-cancellable lease for office space. The lease does not include variable or contingent lease payments. An operating lease asset and liability are recognized based on the present value of the remaining lease payments discounted using the Predecessor’s incremental borrowing rate. Lease expense is recognized on a straight-line basis over the lease term.

The following table summarizes supplemental balance sheet information related to the operating lease as of September 30, 2023 (in thousands) (unaudited):

Minimum lease payments by fiscal year
2023	$78
2024	292
Total future minimum lease payments	370
Less: Imputed interest	(22)
Present value of lease payments	348
Less: Current portion (included in other accrued expenses)	(296)
Noncurrent operating lease liability	$52
Operating lease right-of-use asset	$323
Remaining lease term in years	1.2
Discount rate	10%

The following table summarizes supplemental disclosures of operating cost and cash flow information related to operating leases for the periods from January 1, 2023 to July 21, 2023 (Predecessor) and July 22, 2023 to September 30, 2023 (Successor), and the nine months ended September 30, 2022 (Predecessor) (in 000’s) (Unaudited).

	Three Months Ended September 30,			Nine Months Ended September 30,
	2023		2022	2023		2022
	Predecessor	Successor		Predecessor	Successor
	July 1, 2023 to July 21, 2023	July 22, 2023 to September 30, 2023	Predecessor	January 1, 2023 to July 21, 2023	July 22, 2023 to September 30, 2023	Predecessor
Cost of operating leases	$16	$53	$69	$153	$53	$210
Cash paid for operating leases	26	51	74	180	51	173

Daewoong License and Supply Agreement

On December 20, 2019, the Predecessor entered the Daewoong Agreement, pursuant to which Daewoong agreed to manufacture and supply ABP-450 and grant the Company an exclusive license for therapeutic indications to import, distribute, promote, market, develop, offer for sale and otherwise commercialize and exploit ABP-450 in the United States, the European Union, the United Kingdom, Canada, Australia, Russia, the Commonwealth of Independent States and South Africa (collectively the “covered territories”).

Daewoong supplies the Company with ABP-450 at an agreed-upon transfer price, with no milestone or royalty payments and no minimum purchase requirements. Daewoong is responsible for all costs related to the manufacturing of ABP-450, including costs related to the operation and upkeep of its manufacturing facility, and the Company is responsible for all costs related to obtaining regulatory approval, including clinical expenses, and commercialization of ABP-450. The Company’s exclusivity is subject to its exercise of commercially reasonable efforts to: (i) achieve all regulatory approvals necessary for ABP-450 to be marketed in the territory for therapeutic indications and (ii) commercialize ABP-450 in the territory for therapeutic indications. During the term of the Daewoong Agreement, the Company cannot purchase, sell or distribute any competing products in a covered territory or sell ABP-450 outside a covered territory.

The initial term of the Daewoong Agreement is from December 20, 2019 to the later of (i) the fifth anniversary of approval from the relevant governmental authority necessary to market and sell ABP-450 or (ii) December 20, 2029, and automatically renews for unlimited additional three-year terms, provided the Daewoong Agreement is not earlier terminated. The Daewoong Agreement will terminate upon written notice by either the Company or Daewoong upon a continuing default that remains uncured within 90 days (or 30 days for a payment default) by the other party, or without notice upon the bankruptcy or insolvency of the Company.

The Company has accrued $0.2 million and $0.1 million for ABP-450 supplies as of December 31, 2022 (Predecessor) and September 30, 2023 (Successor), respectively.

Legal Proceedings

The Company, from time to time, is involved in various litigation matters or regulatory encounters arising in the ordinary course of business that could result in unasserted or asserted claims or litigation. Other than as described below, the Company is not subject to any currently pending legal matters or claims that would have a material adverse effect on its accompanying financial position, results of operations or cash flows.

On September 18, 2023, Odeon Capital Group LLC (“Odeon”) filed a lawsuit against the Company in the Supreme Court of the State of New York, alleging that the Company failed to pay Odeon’s deferred underwriting fee of $1.25 million. Odeon claims that it served as the underwriter for Priveterra Acquisition Corp., the special purpose acquisition company with which Old AEON merged with and into in July 2023. Odeon seeks monetary damages for the full amount of its claimed underwriting fee, punitive damages, attorneys’ fees and other amounts. The Company has yet to file a response to Odeon’s complaint.

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future, but have not yet been made. The Company accrues a liability for such matters when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. See Note 2 for additional information.

Note 7.    Commitments and Contingencies

Operating Leases

The Company subleased office space from SCH pursuant to shared services agreements entered into in August 2019 with Strathspey Crown Limited, LLC, an affiliate of SCH, with an effective date of January 2019. The services agreements had a one-year term and renewed for successive one-year terms unless sooner terminated by either party upon sixty days’ notice to the other party. In connection with the termination of the shared services agreements with Strathspey Crown Limited, LLC, the office sublease was terminated in December 2021. The Company accounted for the previously subleased office lease as a short-term lease as of December 31, 2020.

In December 2021, the Company entered into a three-year non-cancellable lease for office space. The lease does not include variable or contingent lease payments. An operating lease asset and liability are recognized based on the present value of the remaining lease payments discounted using the Company’s incremental borrowing rate. Lease expense is recognized on a straight-line basis over the lease term. The following table summarizes supplemental balance sheet information related to the operating lease as of December 31, 2022 (in thousands):

Minimum lease payments by fiscal year
2023	$309
2024	292
Total future minimum lease payments	601
Less: Imputed interest	(77)
Present value of lease payments	524
Less: Current portion (included in other accrued expenses)	(282)
Noncurrent operating lease liability	$242
Operating lease right-of-use asset	$475
Remaining lease term in years	1.9
Discount rate	10%

The following table summarizes supplemental balance sheet information related to the operating lease as of December 31, 2021 (in thousands):

Minimum lease payments by fiscal year
2022	$248
2023	309
2024	292
Total future minimum lease payments	849
Less: Imputed interest	(117)
Present value of lease payments	732
Less: Current portion	(208)
Noncurrent operating lease liability	$524
Operating lease right-of-use asset	$729
Remaining lease term in years	2.9
Discount rate	10%

The following table summarizes supplemental disclosures of operating cost and cash flow information related to operating leases for the years ended December 31, 2022 and 2021 (in thousands):

	Years ended December 31
	2022	2021
Cost of operating leases	$279	$124
Cash paid for operating leases	248	121

Daewoong License and Supply Agreement

On December 20, 2019, the Company entered the Daewoong Agreement, pursuant to which Daewoong agreed to manufacture and supply ABP-450 and grant the Company an exclusive license for therapeutic indications to import, distribute, promote, market, develop, offer for sale and otherwise commercialize and exploit ABP-450 in the United States, the European Union, the United Kingdom, Canada, Australia, Russia, the Commonwealth of Independent States and South Africa (collectively the “covered territories”).

Daewoong has agreed to supply the Company with ABP-450 at an agreed-upon transfer price, with no milestone or royalty payments and no minimum purchase requirements. Daewoong is responsible for all costs related to the manufacturing of ABP-450, including costs related to the operation and upkeep of its manufacturing facility, and the Company is responsible for all costs related to obtaining regulatory approval, including clinical expenses, and commercialization of ABP-450. The Company’s exclusivity is subject to its exercise of commercially reasonable efforts to: (i) achieve all regulatory approvals necessary for ABP-450 to be marketed in the territory for therapeutic indications and (ii) commercialize ABP-450 in the territory for therapeutic indications. During the term of the Daewoong Agreement, the Company cannot purchase, sell or distribute any competing products in a covered territory or sell ABP-450 outside a covered territory.

The initial term of the Daewoong Agreement is from December 20, 2019 to the later of (i) the fifth anniversary of approval from the relevant governmental authority necessary to market and sell ABP-450 or (ii) December 20, 2029, and automatically renews for unlimited additional three-year terms, provided the Daewoong Agreement is not earlier terminated. The Daewoong Agreement will terminate upon written notice by either the Company or Daewoong upon a continuing default that remains uncured within 90 days (or 30 days for a payment default) by the other party, or without notice upon the bankruptcy or insolvency of the Company.

The Company has accrued $0.2 million and $0.5 million for ABP-450 supplies as of December 31, 2022 and 2021, respectively.

Legal Proceedings

The Company, from time to time, is involved in various litigation matters or regulatory encounters arising in the ordinary course of business that could result in unasserted or asserted claims or litigation. Other than as described below, the Company is not subject to any currently pending legal matters or claims that would have a material adverse effect on its accompanying financial position, results of operations or cash flows.

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future, but have not yet been made. The Company accrues a liability for such matters when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. No amounts were accrued as of December 31, 2022 and 2021, respectively.

Medytox Litigation

Evolus, the Company, SCH and Daewoong were defendants to a lawsuit brought by Medytox, Inc. (“Medytox”) alleging, among other things, that Daewoong stole Medytox’s botulinum toxin bacterial strain and that Daewoong misappropriated certain trade secrets of Medytox, including the process used to manufacture ABP-450 (the “Superior Court Medytox Litigation”). The lawsuit was stayed pending resolution of a civil lawsuit against Daewoong brought by Medytox in South Korea (the “Korea Litigation”). Effective February 18, 2021, Evolus, Medytox and Allergan entered into a settlement agreement pursuant to which Medytox agreed to dismiss the Superior Court Medytox Litigation. On February 23, 2021, the Superior Court Medytox Litigation was dismissed.

The Company and Daewoong were named as defendants in a lawsuit brought by Medytox in the United States District Court for the Central District of California in May 2021 (the “District Court Medytox Litigation”), alleging, among other things, that Daewoong stole Medytox’s botulinum toxin bacterial strain (the “BTX strain”), and misappropriated certain trade secrets of Medytox, including the process used to manufacture ABP-450 using the BTX strain, and that the Company’s and Daewoong’s activities conducted in the United States give rise to liability for misappropriation of trade secrets. Medytox sought, among other things, (i) actual, consequential and punitive damages, (ii) a reasonable royalty, as appropriate, (iii) disgorgement of any proceeds or profits, (iv) injunctive relief prohibiting the Company from using Medytox’s trade secrets to manufacture, offer to sell, or sell therapeutic BTX products, including ABP-450, and (v) attorneys’ fees and costs.

Effective June 21, 2021, the Company and Medytox entered into a settlement and license agreement (the “Settlement Agreement”) pursuant to which, among other things, Medytox agreed (a) to dismiss all claims against the Company in the District Court Medytox Litigation, (b) to pursue dismissal of the appeals related to the December 2020 final determination of the United States International Trade Commission and agreed that as a result of such dismissal the final determination would be vacated, (c) to file appropriate documents in the Korea Litigation and related actions in support of the terms of the settlement, and (d) not to revive or otherwise pursue the Superior Court Medytox Litigation with respect to the Company; the Company and Medytox agreed to enter into a share issuance agreement pursuant to which the Company issued 26,680,511 shares of the Company’s common stock, par value $0.0001 per share, to Medytox; and the Company agreed to pay Medytox single-digit royalties on the net sales of licensed products for 15 years following the Company’s first $1.0 million in product sales. In the event the shares of AEON common stock the Company issued to Medytox represent less than 10% of the Company’s total outstanding shares immediately prior to the consummation of the Business Combination (the “Target Ownership”), the Company will issue additional shares of AEON common stock to Medytox sufficient to cause Medytox to achieve the Target Ownership. On May 5, 2022, the Company and Medytox amended the Settlement Agreement to clarify that the Target Ownership would be calculated on the earlier of the Company’s initial public offering or the conversion of the Company’s preferred stock into common stock.

On June 28, 2021, the claims against the Company in the District Court Medytox Litigation were dismissed with prejudice. In connection with the issuance of 26,680,511 shares of its common stock to Medytox, the Company recognized $29.0 million as litigation settlement in June 2021.

PRIVETERRA ACQUISITION CORP.
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Underwriters Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $9,660,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. On November 16, 2022, the Company and one of the underwriters executed a waiver letter confirming the underwriter’s waiver of its deferred fee under the terms of the underwriting agreement. On

January 23, 2023, Wells Fargo agreed to waive its entitlement to the deferred underwriting commission of $4,636,800 to which it became entitled to upon completion of the Company’s IPO, subject to the consummation of a transaction. As a result, the Company derecognized the deferred underwriting fee payable of $4,636,800 and recorded $4,436,713 of the forgiveness of the deferred underwriting fee allocated to Public Shares to the carrying value of the shares of Class A common stock and the remaining balance of $200,087 was as a gain from extinguishment of liability for the portion allocated to warrant liabilities. As of June 30, 2023 and December 31, 2022, the deferred underwriting fee payable is $1,255,800 and $5,892,600, respectively.

Excise Tax

In connection with the vote to approve the Charter Amendment Proposal, holders of 25,597,728 shares of Class A Common Stock properly exercised their right to redeem their shares of Class A Common Stock for an aggregate redemption amount of $258,999,909. In connection to the redemption of shares, during the six months ended June 30, 2023, the Company recorded $424,059 of excise tax liability calculated as 1% of shares redeemed less the number of shares to be issued as stated in the Business Combination Agreement.

The liability does not impact the condensed consolidated statements of operations and is offset against additional paid-in capital or accumulated deficit if additional paid-in capital is not available. This excise tax liability can be offset by future share issuances within the same fiscal year which will be evaluated and adjusted in the period in which the issuances occur. Should the Company liquidate prior to December 31, 2023, the excise tax liability will not be due.

Registration Rights

The holders of the founder shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement to be signed in connection with the Company’s IPO. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.

Business Combination Agreement

On December 12, 2022, the Company entered into the Business Combination Agreement by and among the Company, Merger Sub, and AEON. The Business Combination Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into AEON, with AEON surviving as a wholly owned subsidiary of the Company. Upon the Closing, the Company will change its name to “AEON Biopharma, Inc.”

Pursuant to the Business Combination Agreement, at the effective time of the Merger, each option, whether vested or unvested, exercisable for AEON equity that is outstanding immediately prior to the effective time of the Merger shall be assumed by the Company and continue in full force and effect on the same terms and conditions as are currently applicable to such options, subject to adjustments to exercise price and number of shares of Class A Common Stock issued upon exercise.

Under the Business Combination Agreement, the Company will acquire all of the outstanding equity interests of AEON (including equity interests issued upon conversion of the outstanding convertible notes of AEON) in exchange for shares of the Company’s Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), based on an implied AEON equity value of $165,000,000, to be paid to AEON stockholders at the effective time of the Merger, except that 809,000 shares of the Company’s Class A Common Stock otherwise issuable as merger consideration shall be held back to satisfy the exercise of certain of AEON’s convertible notes upon the maturity thereof. For more information regarding the Business Combination Agreement, please see the Current Report on Form 8-K filed on May 1, 2023, and registration statement Amendment No. 2 to Form S-4 filed on March 9, 2023, registration statement Amendment No. 3 to Form S-4 filed on May 1, 2023 and registration statement Amendment No. 4 to Form S-4 filed on May 9, 2023.

Special Meeting of Stockholders of the Company

On January 11, 2023, the Company and AEON entered into interim financing letter agreements with certain investors for a total aggregate amount of $20 million.

On January 5, 2023, in connection with the Business Combination proposal, a purposed stockholder of the Company filed a complaint in the United States District Court for the Southern District of New York, against the Company and its board of directors, alleging that the registration statement on Form S-4 filed on December 27, 2022 with the SEC omitted material information related to the Business Combination. Since the filing of the complaint, several purported stockholders of the Company have also sent demand letters to the Company’s counsel, similarly alleging that the registration statement filed by the Company on December 27, 2022 with the SEC omitted material information related to the Business Combination and demanding that the Company, its board of directors and/or AEON make supplemental corrective disclosures addressing the alleged deficiencies.

On January 23, 2023, the Company and a second underwriter executed a waiver letter confirming the underwriter’s waiver of its deferred fee under the terms of the underwriting agreement which represents an additional $4,636,800 of the deferred fee as waived.

On February 10, 2023, at the Special Meeting of stockholders of the Company, stockholders of the Company approved the certificate of amendment to the second amended and restated certificate of incorporation to amend the Company’s contractual expiration date of February 11, 2023 by changing the date by which the Company must cease all operations except for the purpose of winding up if it fails to complete a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination from February 11, 2023 to August 11, 2023. In connection with the vote at the Special Meeting, the holders of 25,597,728 shares of Class A Common Stock, par value $0.0001 per share, properly exercised their right to redeem their shares for cash at a redemption price of approximately $10.11 per share, for an aggregate redemption amount of $258,999,909. The remaining shares to be potentially redeemed is 2,002,272.

NOTE 7. COMMITMENTS AND CONTINGENCIES

Underwriters Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $9,660,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. On November 16, 2022, Guggenheim agreed to waive its entitlement to the deferred underwriting commission of $3,767,400 to which it became entitled to upon completion of the Company’s Initial Public Offering, subject to the consummation of the Transaction. As a result, the Company derecognized the deferred underwriting fee payable of $3,767,400 and recorded $3,604,829 of the forgiveness of the deferred underwriting fee allocated to Public Shares to the carrying value of the shares of Class A common stock and the remaining balance of $162,571 was as a gain from extinguishment of liability for the portion allocated to warrant liabilities. As of December 31, 2022 and 2021, the deferred underwriting fee payable is $5,892,600 and $9,660,000, respectively.

On January 23, 2023, Wells Fargo agreed to waive its entitlement to the deferred underwriting commission of $4,636,800 to which it became entitled to upon completion of the Company’s Initial Public Offering, subject to the consummation of the Transaction. As a result, the Company during its quarter ended March 31, 2023 derecognized the deferred underwriting fee payable of $4,636,800 and will record $4,436,713 of the forgiveness of the deferred underwriting fee allocated to Public Shares to the carrying value of the shares of Class A common stock and the remaining balance of $200,087 was as a gain from extinguishment of liability for the portion allocated to warrant liabilities. As a result, the balance of the deferred underwriting fee payable will be $1,255,800.

Registration Rights

The holders of the founder shares, Private Placement Warrants, and warrants that may be issued upon conversion of Working Capital Loans will have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement to be signed in connection with the Company’s IPO. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company.

Business Combination Agreement

On December 12, 2022, the Company entered into a business combination agreement (the “Business Combination Agreement”) by and among the Company, Priveterra Merger Sub, Inc., a Delaware corporation (“Merger Sub”), and AEON Biopharma, Inc., a Delaware corporation (“AEON”). The Business Combination Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, Merger Sub will merge with and into AEON, with AEON surviving as a wholly owned subsidiary of the Company (the “Merger”). Upon the closing of the Merger (the “Closing”), the Company will change its name to “AEON Biopharma, Inc.” The date on which the Closing actually occurs is hereinafter referred to as the “Closing Date.”

Pursuant to the Business Combination Agreement, at the effective time of the Merger, each option, whether vested or unvested, exercisable for AEON equity, and each RSU award representing the right to receive shares of AEON common stock, in each case, that is outstanding immediately prior to the effective time of the Merger shall be assumed by the Company and continue in full force and effect on the same terms and conditions as are currently applicable to such awards, subject to adjustments to the number of shares of Class A Common Stock subject to each award, and for options, adjustments to the exercise price.

Under the Business Combination Agreement, the Company will acquire all of the outstanding equity interests of AEON (including equity interests issued upon conversion of the outstanding convertible notes of AEON) in exchange for shares of the Company’s Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), based on an implied AEON equity value of $165,000,000, to be paid to AEON stockholders at the effective time of the Merger, except that 809,000 shares of the Company’s Class A Common Stock otherwise issuable as merger consideration shall be held back to satisfy the exercise of certain of AEON’s convertible notes upon the maturity thereof. For more information regarding the Business Combination Agreement, please see our Current Report on Form 8-K filed on December 12, 2022, and our registration statement Amendment No. 1 to Form S-4 filed on February 9, 2023.